Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Secutrities

(3) Securities

Information about the securities portfolios follows (in thousands):

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations (1)	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total Securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative $360,000 write-down for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

	December 31, 2010
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored enterprise obligations	43,669	203	(663)	43,209
State and municipal obligations	66,004	1,988	(34)	67,958
Corporate obligations(1)	1,191	-	(233)	958
Equity securities	1,293	74	-	1,367

Total securities Available for Sale	$112,660	2,265	(930)	113,995

	(1)Amortized cost includes cumulative write-downs of $860,000 prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored agencies obligations	$7,005	33	-	7,038
State and municipal obligations	147,965	4,400	(324)	152,041
Corporate obligations	911	414	(3)	1,322

Total securities Held to Maturity	$155,881	4,847	(327)	160,401

3) Securities (continued)

The amortized cost and fair value of debt securities by years to maturity as of December 31, 2011, follow (in thousands). Maturities of amortizing securities are classified in accordance with their contractual repayment schedules. Expected maturities will differ from contracted maturities since issuers may have the right to call or prepay obligations without penalties

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$18,977	19,180	31,107	31,467
1 to 5	36,872	38,480	119,175	123,264
5 to 10	52,045	52,348	16,055	16,583
10 and over	2,998	2,843	888	1,203

Total	$110,892	112,851	167,225	172,517

(1)Amortized cost includes a cumulative $360,000 write-down for other-than-temporary impairment.

At December 31, 2011, and 2010, securities at amortized cost of $209.8 million and $185.3 million, respectively, were pledged to secure municipal deposits and for other purposes required or permitted by law.

During 2011, the Company sold $0.1 million of corporate obligations at a minor loss. There were no securities sales in 2010 or 2009.

Interest on securities segregated between taxable interest and tax-exempt interest for the years ended December 31, 2011, 2010, and 2009, follows (in thousands):

The following table presents the fair value of securities with gross unrealized losses at December 31, 2011, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Substantially all of the unrealized losses on the Company's securities were caused by market interest rate changes from those in effect when the specific securities were purchased by the Company. The contractual terms of these securities do not permit the issuer to settle the securities at a price less than par value. Except for certain corporate obligations, all securities rated by an independent rating agency carry an investment grade rating. Because the Company does not intend to sell the securities and it believes it is not likely to be required to sell the securities before recovery of their amortized cost basis, which may be, and is likely to be, maturity, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011, except as discussed below.

In the available-for-sale portfolio, the Company holds approximately $0.8 million of bank trust-preferred securities with an adjusted cost basis of $1.1 million. These securities are backed by debt obligations of banks, with approximately $0.7 million of the securities backed by two of the largest U.S. banks and $0.1 million backed by a pool of banks' debt in the form of a collateralized debt obligation (CDO). As a result of market upheaval, a lack of regular trading market in these securities, and bank failures, the fair value of these securities had fallen sharply in 2008 and continued to fall in the first half of 2009. The Company recognized cumulative other-than-temporary-impairment (OTTI) amounting to $0.9 million on one CDO over several years. Management sold a portion of this security in 2011 and intends to sell the remainder in whole or in part over time. If the financial condition of the underlying banks deteriorates, further write-downs could occur before a sale, which would be reflected in the statement of operations. The maximum potential write-down would be its current carrying value of less than $0.1 million.

The following table presents the fair value of securities with gross unrealized losses at December 31, 2010, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$27,565	663	-	-	27,565	663
State and municipal obligations	1,066	21	1,352	13	2,418	34
Corporate obligations	-	-	778	233	778	233

Total temporarily impaired securities	$28,631	684	2,130	246	30,761	930

Securities Held to Maturity:
State and municipal obligations	$11,950	276	4,777	48	16,727	324
Corporate obligations	151	3	-	-	151	3

Total temporarily impaired securities	$12,101	279	4,777	48	16,878	327

The aggregate cost of the Company's cost-method investments totaled $4.5 million and $4.3 million at December 31, 2011, and 2010, respectively, of which $2.7 million and $2.5 million, respectively, were in Federal Home Loan Bank stock and Federal Reserve Bank stock, as required by law.